INVENTORY	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
INVENTORY

4.	INVENTORY

	March 31, 2024	December 31, 2023
	$	$
Finished goods	8,172	9,985
Work in progress – vehicles	18,369	11,560
Parts for resale	1,693	1,728
Total Inventory	28,234	23,273

As at March 31, 2024 and December 31, 2023, work in progress – vehicles consists of the cost of buses and trucks still being manufactured. Finished goods inventory consisted of the costs of assembled buses and trucks, as well as freight and other costs incurred directly by the Company in compiling inventory. All inventory is part of the general security agreement to secure the credit facility described in Note 5.

During the three months ended March 31, 2024, the Company recognized $7,656 as the cost of inventory included as an expense in cost of sales (March 31, 2023: $1,690).